Consolidated Statement Of Partners' Capital - USD ($) $ in Thousands	Total	Limited Partner [Member]	Accumulated Other Comprehensive Loss [Member]
Net income	$ 869,531	$ 869,531
Balance at Dec. 31, 2016	2,092,105	2,193,346	$ (101,241)
Comprehensive income:
Total other comprehensive income (loss)	(36,337)		(36,337)
Total comprehensive income (loss)	833,194	869,531	(36,337)
Distributions	(803,216)	(803,216)
Equity-based incentive compensation expense	20,641	20,641
Issuance of common units in settlement of equity-based incentive plan awards	1,669	1,669
Payments associated with settlement of equity-based incentive compensation	(13,875)	(13,875)
Other	(865)	(865)
Balance at Dec. 31, 2017	2,129,653	2,267,231	(137,578)
Net income	1,333,925	1,333,925
Comprehensive income:
Total other comprehensive income (loss)	17,087		17,087
Total comprehensive income (loss)	1,351,012	1,333,925	17,087
Distributions	(865,431)	(865,431)
Equity-based incentive compensation expense	32,053	32,053
Issuance of common units in settlement of equity-based incentive plan awards	120	120
Payments associated with settlement of equity-based incentive compensation	(9,285)	(9,285)
Other	(663)	(663)
Balance at Dec. 31, 2018	2,643,434	2,763,925	(120,491)
Net income	1,020,849	1,020,849
Comprehensive income:
Total other comprehensive income (loss)	(41,586)		(41,586)
Total comprehensive income (loss)	979,263	1,020,849	(41,586)
Distributions	(921,606)	(921,606)
Equity-based incentive compensation expense	24,012	24,012
Issuance of common units in settlement of equity-based incentive plan awards	480	480
Payments associated with settlement of equity-based incentive compensation	(9,764)	(9,764)
Other	(791)	(791)
Balance at Dec. 31, 2019	$ 2,715,028	$ 2,877,105	$ (162,077)